INTEREST BEARING LOANS AND BORROWINGS - Short-term bank, other loans and short-term bonds (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Short-term bonds, unsecured (Note (d))	¥ 2,623,311	¥ 5,440,414
Short-term bank and other loans
Disclosure of detailed information about borrowings [line items]
Short-term bonds, unsecured (Note (d))	¥ 2,623,311	¥ 5,440,414
Short-term bank and other loans | Weighted average
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	2.76%	3.03%
Weighted average interest (as a percent)	2.76%	3.03%
Short-term 2.30% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 1,000,000
Interest rate (as a percent)	2.30%
Weighted average interest (as a percent)	2.30%
Short-term 2.70 % bonds
Disclosure of detailed information about borrowings [line items]
Face value		¥ 400,000
Interest rate (as a percent)		2.70%
Short-term bonds, unsecured (Note (d))		¥ 406,036
Weighted average interest (as a percent)		2.70%
Short-term 2.59 % bonds
Disclosure of detailed information about borrowings [line items]
Face value		¥ 2,000,000
Interest rate (as a percent)		2.59%
Short-term bonds, unsecured (Note (d))		¥ 2,022,571
Weighted average interest (as a percent)		2.59%
Short-term 2.55 % bonds
Disclosure of detailed information about borrowings [line items]
Face value		¥ 1,000,000
Interest rate (as a percent)		2.55%
Short-term bonds, unsecured (Note (d))		¥ 1,006,240
Weighted average interest (as a percent)		2.55%
Short-term 2.80 % bonds
Disclosure of detailed information about borrowings [line items]
Face value		¥ 2,000,000
Interest rate (as a percent)		2.80%
Short-term bonds, unsecured (Note (d))		¥ 2,005,567
Weighted average interest (as a percent)		2.80%
Short-term 2.58% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 2,000,000
Interest rate (as a percent)	2.58%
Weighted average interest (as a percent)	2.58%
Short-term 2.05% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 600,000
Interest rate (as a percent)	2.05%
Short-term bonds, unsecured (Note (d))	¥ 608,105
Weighted average interest (as a percent)	2.05%
Short-term 1.93% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 1,000,000
Interest rate (as a percent)	1.93%
Short-term bonds, unsecured (Note (d))	¥ 1,009,288
Weighted average interest (as a percent)	1.93%
Short-term 1.59% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 1,000,000
Interest rate (as a percent)	1.59%
Short-term bonds, unsecured (Note (d))	¥ 1,005,918
Weighted average interest (as a percent)	1.59%